Annual Total Returns (Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares ETF) (Vanguard S&P Mid-Cap 400 Growth Index Fund, Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2014
Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares
Annual Total Return
2013	32.50%
2012	17.11%
2011	(1.15%)